Results for the Year - Staff costs (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Number of business units | segment		1
Wages and salaries		$ 1,123,000	$ 2,166,000	$ 2,175,000
Social taxes and benefits		27,000	197,000	407,000
Share based payment (Note 3.3)	$ 11,700,000	6,170,000	7,082,000	14,288,000
Total employee benefits expense		7,320,000	9,445,000	16,870,000
Research and development costs		1,721,000	5,712,000	9,230,000
General and administrative costs		5,599,000	3,733,000	7,640,000
Total		7,320,000	9,445,000	16,870,000
Short term employee benefits		342,000	622,000	670,000
Severance benefits			117,000
Share based payment		3,088,000	223,000	3,290,000
Total compensation paid to key management personnel		3,430,000	962,000	$ 3,960,000
Certain members of senior management
Disclosure of transactions between related parties [line items]
Short term employee benefits		$ 265,000	7,200,000
Amount of reversal of share-based compensation expense			$ 5,300,000